UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811-02742)

Exact name of registrant as specified in charter:	Putnam Equity Income Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
800 Boylston Street
Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: November 30, 2011

Date of reporting period: February 28, 2011

Item 1. Schedule of Investments:

Putnam Equity Income Fund
The fund's portfolio
2/28/11 (Unaudited)

COMMON STOCKS (90.7%)(a)
	Shares	Value

Advertising and marketing services (0.5%)
Omnicom Group, Inc. (S)	351,700	$17,901,530
		17,901,530

Aerospace and defense (2.2%)
Northrop Grumman Corp.	317,500	21,170,900
Raytheon Co. (S)	694,408	35,560,634
United Technologies Corp.	284,000	23,725,360
		80,456,894

Automotive (2.0%)
Ford Motor Co. (NON)	1,780,700	26,799,535
TRW Automotive Holdings Corp. (NON) (S)	752,700	42,753,360
		69,552,895

Banking (9.8%)
Bank of America Corp.	1,216,996	17,390,873
Bank of New York Mellon Corp. (The)	912,400	27,727,836
Capitol Federal Financial, Inc.	320,681	4,053,408
JPMorgan Chase & Co.	2,330,491	108,810,625
People's United Financial, Inc.	221,000	2,912,780
Popular, Inc. (Puerto Rico) (NON)	2,407,465	7,824,261
State Street Corp.	2,129,300	95,222,296
Sterling Bancshares, Inc. (S)	44,100	399,105
U.S. Bancorp	805,900	22,347,607
Webster Financial Corp.	18,200	421,876
Wells Fargo & Co.	1,722,750	55,575,915
		342,686,582

Biotechnology (0.1%)
Celgene Corp. (NON)	70,700	3,754,170
		3,754,170

Cable television (2.8%)
Comcast Corp. Special Class A	2,550,800	62,035,456
DIRECTV Class A (NON)	406,300	18,677,611
DISH Network Corp. Class A (NON)	456,000	10,602,000
Time Warner Cable, Inc.	87,300	6,301,314
		97,616,381

Chemicals (1.8%)
Ashland, Inc.	487,900	27,468,770
Celanese Corp. Ser. A	84,600	3,506,670
Huntsman Corp.	326,900	5,769,785
Lubrizol Corp. (The)	230,800	25,127,196
		61,872,421

Commercial and consumer services (0.8%)
Dun & Bradstreet Corp. (The)	340,200	27,488,160
		27,488,160

Communications equipment (1.8%)
Cisco Systems, Inc. (NON)	1,049,400	19,476,864
Harris Corp. (S)	477,900	22,298,814
Qualcomm, Inc.	372,500	22,193,550
		63,969,228

Computers (3.2%)
Dell, Inc. (NON)	1,410,100	22,321,883
EMC Corp. (NON)	916,818	24,946,618
Hewlett-Packard Co.	609,600	26,596,848
IBM Corp.	147,000	23,796,360
Xerox Corp.	1,297,800	13,951,350
		111,613,059

Conglomerates (1.2%)
Tyco International, Ltd.	929,700	42,152,598
		42,152,598

Consumer (2.4%)
Jarden Corp. (S)	428,600	14,088,082
Kimberly-Clark Corp.	1,075,500	70,875,450
		84,963,532

Consumer finance (2.9%)
Discover Financial Services	4,639,224	100,903,122

		100,903,122

Consumer goods (0.2%)
Newell Rubbermaid, Inc.	431,700	8,349,078
		8,349,078

Electric utilities (3.8%)
AES Corp. (The) (NON)	2,208,300	27,316,671
Ameren Corp.	973,500	27,219,060
Great Plains Energy, Inc.	514,338	9,875,290
NV Energy, Inc.	2,115,000	31,069,350
Pepco Holdings, Inc. (S)	2,038,000	38,171,740
		133,652,111

Electrical equipment (0.8%)
Hubbell, Inc. Class B	419,300	28,306,943
		28,306,943

Electronics (1.8%)
L-3 Communications Holdings, Inc.	184,500	14,629,005
SanDisk Corp. (NON)	392,600	19,472,960
Texas Instruments, Inc.	766,700	27,302,187
		61,404,152

Energy (oil field) (0.9%)
National Oilwell Varco, Inc.	381,900	30,387,783
		30,387,783

Financial (1.4%)
Assurant, Inc.	1,182,200	48,032,786
		48,032,786

Forest products and packaging (1.9%)
Bemis Co., Inc.	85,200	2,798,820
International Paper Co.	1,310,100	36,394,578
Rock-Tenn Co. Class A	60,600	4,160,190
Sonoco Products Co.	645,900	23,304,072
		66,657,660

Health-care services (2.4%)
Aetna, Inc.	893,000	33,362,480
CIGNA Corp.	363,900	15,309,273
McKesson Corp.	70,300	5,573,384
Quest Diagnostics, Inc.	236,500	13,421,375
WellPoint, Inc. (NON)	240,400	15,979,388
		83,645,900

Insurance (3.9%)
Aflac, Inc.	112,000	6,592,320
Allied World Assurance Company Holdings, Ltd.	50,500	3,116,355
Allstate Corp. (The)	191,600	6,089,048
Alterra Capital Holdings, Ltd. (Bermuda)	32,800	709,464
Assured Guaranty, Ltd. (Bermuda)	975,621	14,175,773
Hartford Financial Services Group, Inc. (The)	1,949,300	57,699,280
Prudential Financial, Inc.	483,800	31,848,554
Validus Holdings, Ltd.	552,700	17,106,065
		137,336,859

Investment banking/Brokerage (1.6%)
Goldman Sachs Group, Inc. (The)	76,000	12,447,280
Invesco, Ltd.	421,600	11,315,744
Morgan Stanley	1,135,900	33,713,512
		57,476,536

Lodging/Tourism (0.1%)
Wyndham Worldwide Corp.	143,400	4,485,552
		4,485,552

Machinery (0.3%)
Parker Hannifin Corp.	98,500	8,784,230
		8,784,230

Manufacturing (1.1%)
Ingersoll-Rand PLC (S)	881,400	39,927,420
		39,927,420

Media (3.9%)
Interpublic Group of Companies, Inc. (The) (NON)	4,206,800	55,529,760
Time Warner, Inc.	1,358,900	51,909,980
Viacom, Inc. Class B (S)	664,400	29,672,104
		137,111,844

Medical technology (2.6%)

Baxter International, Inc.	404,800	21,515,120
Boston Scientific Corp. (NON)	1,032,500	7,392,700
Covidien PLC (Ireland)	575,175	29,592,754
Medtronic, Inc.	686,600	27,409,072
Thermo Fisher Scientific, Inc. (NON)	62,600	3,494,332
		89,403,978

Office equipment and supplies (0.3%)
Avery Dennison Corp.	246,100	9,824,312
		9,824,312

Oil and gas (13.2%)
Apache Corp.	239,100	29,796,642
BP PLC ADR (United Kingdom)	255,200	12,369,544
Chevron Corp.	1,798,600	186,604,750
Marathon Oil Corp.	535,800	26,575,680
Occidental Petroleum Corp.	176,800	18,028,296
Royal Dutch Shell PLC ADR (United Kingdom) (S)	513,800	37,122,050
Total SA (France)	2,454,834	150,479,171
		460,976,133

Pharmaceuticals (5.6%)
Abbott Laboratories	1,165,600	56,065,360
Merck & Co., Inc.	324,100	10,555,937
Pfizer, Inc.	6,698,600	128,881,064
		195,502,361

Publishing (1.1%)
McGraw-Hill Cos., Inc. (The)	371,900	14,385,092
R. R. Donnelley & Sons Co. (S)	1,214,200	22,608,404
		36,993,496

Real estate (1.9%)
Annaly Capital Management, Inc. (R)	1,290,600	23,140,458
Chimera Investment Corp. (R) (S)	5,425,700	23,384,767
Digital Realty Trust, Inc. (R)	63,100	3,711,542
MFA Financial, Inc. (R) (S)	758,300	6,422,801
ProLogis (R) (S)	594,734	9,670,375
		66,329,943

Regional Bells (2.7%)
AT&T, Inc.	3,338,200	94,738,116
Verizon Communications, Inc.	19,200	708,864
		95,446,980

Restaurants (0.1%)
Brinker International, Inc. (S)	187,178	4,424,888
		4,424,888

Retail (1.8%)
Best Buy Co., Inc.	215,100	6,934,824
CVS Caremark Corp.	1,090,000	36,035,400
Office Depot, Inc. (NON)	748,000	3,971,880
OfficeMax, Inc. (NON) (S)	1,105,900	15,195,066
		62,137,170

Semiconductor (0.4%)
KLA-Tencor Corp. (S)	284,000	13,864,880
		13,864,880

Software (1.9%)
BMC Software, Inc. (NON)	155,300	7,687,350
CA, Inc.	1,063,200	26,346,096
Microsoft Corp.	1,233,588	32,788,769
		66,822,215

Textiles (0.4%)
Hanesbrands, Inc. (NON)	589,700	15,279,127
		15,279,127

Tire and rubber (--%)
Goodyear Tire & Rubber Co. (The) (NON)	100,100	1,419,418
		1,419,418

Tobacco (2.2%)
Philip Morris International, Inc.	1,213,900	76,208,642
		76,208,642

Toys (0.7%)
Mattel, Inc.	921,400	23,090,284
		23,090,284

Trucks and parts (0.2%)

Autoliv, Inc. (Sweden)			85,500	6,403,095
				6,403,095

Total common stocks (cost $2,486,806,629)				$3,174,616,348

CONVERTIBLE BONDS AND NOTES (3.8%)(a)
			Principal amount	Value

Alliance Data Systems Corp. cv. sr. unsec. notes
4 3/4s, 2014			$43,903,000	$78,860,764
Ford Motor Co. cv. sr. unsec. notes 4 1/4s, 2016			3,813,000	6,970,545
MGIC Investment Corp. cv. sr. notes 5s, 2017			18,100,000	19,685,560
WESCO International, Inc. cv. company guaranty sr.
unsec. notes 6s, 2029			11,596,000	25,895,028

Total convertible bonds and notes (cost $89,638,967)				$131,411,897

CONVERTIBLE PREFERRED STOCKS (3.6%)(a)
			Shares	Value

General Motors Co. Ser. B, $2.375 cv. pfd.			160,992	$8,191,273
Great Plains Energy, Inc. $6.00 cv. pfd.			502,551	31,384,310
PPL Corp. $4.75 cv. pfd.			776,583	41,399,640
Swift Mandatory Common Exchange Security Trust 144A
6.00% cv. pfd.			1,160,598	15,807,345
Unisys Corp. Ser. A, 6.25%			36,167	3,700,246
XL Group, Ltd. $2.688 cv. pfd.			805,270	25,929,694

Total convertible preferred stocks (cost $110,444,002)				$126,412,508

INVESTMENT COMPANIES (0.8%)(a)
			Shares	Value

Apollo Investment Corp.			2,154,000	$26,644,978

Total investment companies (cost $21,606,989)				$26,644,978

WARRANTS (0.4%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

JPMorgan Chase & Co. (W)	10/28/18	$42.42	922,795	$15,456,816

Total warrants (cost $11,943,201)				$15,456,816

SHORT-TERM INVESTMENTS (5.8%)(a)
			Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.21% (d)			184,810,129	$184,810,129
Putnam Money Market Liquidity Fund 0.17% (e)			17,996,645	17,996,645
U.S. Treasury Bills for effective yields ranging from
0.19% to 0.23%, August 25, 2011			$1,225,000	1,223,536

Total short-term investments (cost $204,030,642)				$204,030,310

TOTAL INVESTMENTS

Total investments (cost $2,924,470,430) (b)				$3,678,572,857

Key to holding's abbreviations

ADR American Depository Receipts

Notes to the fund's portfolio

Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from December 1, 2010 through February 28, 2011 (the reporting period).

(a) Percentages indicated are based on net assets of $3,500,571,713.

(b) The aggregate identified cost on a tax basis is $2,939,634,073, resulting in gross unrealized appreciation and depreciation of $793,625,823 and $54,687,039, respectively, or net unrealized appreciation of $738,938,784.

(NON) Non-income-producing security.

(d) The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $180,873,869. The fund received cash collateral of $184,810,129 which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged by Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close fo the reporting period.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $7,745 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $132,250,624 and $143,385,538, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at the close of the reporting period.

(W) Warrants issued to the U.S. Treasury under the Troubled Asset Relief Program (TARP).

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.

The dates shown on debt obligations are the original maturity dates.

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price and is generally categorized as a Level 2 security.

Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

			Valuation inputs

Investments in securities:		Level 1	Level 2	Level 3

Common stocks:

	Basic materials	$128,530,081	$--	$--

	Capital goods	173,702,894	--	--

	Communication services	193,063,361	--	--

	Conglomerates	42,152,598	--	--

	Consumer cyclicals	444,387,608	--	--

	Consumer staples	125,018,008	--	--

	Energy	491,363,916	--	--

	Financials	752,765,828	--	--

	Health care	372,306,409	--	--

	Technology	317,673,534	--	--

	Utilities and power	133,652,111	--	--

Total common stocks		3,174,616,348	--	--

Convertible bonds and notes		--	131,411,897	--

Convertible preferred stocks		--	126,412,508	--

Investment Companies		26,644,978	--	--

Warrants		15,456,816	--	--

Short-term investments		17,996,645	186,033,665	--

Totals by level		$3,234,714,787	$443,858,070	$--

Market Values of Derivative Instruments as of the close of the reporting period

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value

Equity contracts	$15,456,816	$--

Total	$15,456,816	$--

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Equity Income Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: April 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer
Date: April 28, 2011

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: April 28, 2011